INVESTMENT PROPERTIES (Tables)	6 Months Ended
Jun. 30, 2019
Investment property [abstract]
Schedule of roll forward of investment property balances
The following table presents a roll forward of the partnership’s investment property balances, all of which are considered Level 3 within the fair value hierarchy, for the six months ended June 30, 2019 and the year ended December 31, 2018:

	Six months ended Jun. 30, 2019			Year ended Dec. 31, 2018
(US$ Millions)	Commercial properties	Commercial developments	Total	Commercial properties	Commercial developments	Total
Balance, beginning of period	$76,014	$4,182	$80,196	$48,780	$2,577	$51,357
Changes resulting from:
Property acquisitions(1)	1,335	94	1,429	31,783	1,658	33,441
Capital expenditures	649	512	1,161	1,098	1,185	2,283
Accounting policy change(2)	699	22	721	—	—	—
Property dispositions(3)	(444)	(25)	(469)	(4,115)	(451)	(4,566)
Fair value gains, net	(837)	287	(550)	784	462	1,246
Foreign currency translation	80	(10)	70	(1,387)	(121)	(1,508)
Transfer between commercial properties and commercial developments	87	(87)	—	1,123	(1,123)	—
Impact of deconsolidation due to loss of control(4)	(10,701)	(798)	(11,499)	—	—	—
Reclassifications to assets held for sale and other changes	(1,202)	(29)	(1,231)	(2,052)	(5)	(2,057)
Balance, end of period(5)	$65,680	$4,148	$69,828	$76,014	$4,182	$80,196

(1)	The prior year primarily includes the commercial properties and developments from the GGP acquisition in 2018.

(2)	Includes the impact of the adoption of IFRS 16 through the recognition of right-of-use assets. See Note 2, Summary of Significant Accounting Policies for further information.

(3)	Property dispositions represent the carrying value on date of sale.

(4)	Includes the impact of the deconsolidation of BSREP III investments. See below for further information.

(5)
Includes right-of-use commercial properties and commercial developments of $688 million and $30 million, respectively, as of June 30, 2019. Current lease liabilities of $31 million has been included in accounts payable and other liabilities and non-current lease liabilities of $687 million have been included in other non-current liabilities.

Schedule of key valuation metrics for investment properties
The key valuation metrics for the partnership’s consolidated commercial properties are set forth in the following tables below on a weighted-average basis:

		Jun. 30, 2019			Dec. 31, 2018
Consolidated properties	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (years)	Discount rate	Terminal capitalization rate	Investment horizon (years)
Core Office
United States	Discounted cash flow	6.9%	5.6%	12	6.9%	5.6%	12
Canada	Discounted cash flow	6.0%	5.4%	10	6.0%	5.4%	10
Australia	Discounted cash flow	6.9%	6.1%	10	7.0%	6.2%	10
Brazil	Discounted cash flow	9.7%	7.7%	6	9.6%	7.7%	6
Core Retail	Discounted cash flow	6.9%	5.6%	10	7.1%	6.0%	12
LP Investments- Office	Discounted cash flow	10.5%	7.4%	7	10.2%	7.0%	6
LP Investments- Retail	Discounted cash flow	8.8%	7.3%	10	8.9%	7.8%	9
Mixed-use	Discounted cash flow	7.8%	5.4%	10	7.8%	5.4%	10
Logistics(1)	Direct capitalization	5.8%	n/a	n/a	9.3%	8.3%	10
Multifamily(1)	Direct capitalization	5.0%	n/a	n/a	4.8%	n/a	n/a
Triple Net Lease(1)	Direct capitalization	6.5%	n/a	n/a	6.3%	n/a	n/a
Self-storage(1)	Direct capitalization	5.7%	n/a	n/a	5.7%	n/a	n/a
Student Housing(1)	Direct capitalization	5.5%	n/a	n/a	5.6%	n/a	n/a
Manufactured Housing(1)	Direct capitalization	5.4%	n/a	n/a	5.4%	n/a	n/a

(1)
The valuation method used to value multifamily, triple net lease, self-storage, student housing, logistics and manufactured housing properties is the direct capitalization method. The rates presented as the discount rate relate to the overall implied capitalization rate. The terminal capitalization rate and investment horizon are not applicable.

Schedule of investment properties measured at fair value
The following table presents the partnership’s investment properties measured at fair value in the condensed consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined in Note 2(i), Summary of Significant Accounting Policies: Fair value measurement, in the consolidated financial statements as of December 31, 2018:

	Jun. 30, 2019				Dec. 31, 2018
			Level 3				Level 3
(US$ Millions)	Level 1	Level 2	Commercial properties	Commercial developments	Level 1	Level 2	Commercial properties	Commercial developments
Core Office
United States	$—	$—	$14,902	$813	$—	$—	$14,415	$822
Canada	—	—	4,443	141	—	—	4,127	118
Australia	—	—	2,135	326	—	—	2,342	49
Europe	—	—	19	1,602	—	—	137	1,194
Brazil	—	—	342	—	—	—	329	—
Core Retail	—	—	16,618	488	—	—	17,224	383
LP Investments
LP Investments- Office(1)	—	—	7,877	509	—	—	7,861	577
LP Investments- Retail	—	—	2,725	—	—	—	3,408	6
Logistics	—	—	85	10	—	—	183	—
Multifamily	—	—	3,964	—	—	—	4,151	—
Triple Net Lease	—	—	4,504	—	—	—	5,067	—
Self-storage	—	—	888	65	—	—	847	84
Student Housing	—	—	2,152	194	—	—	2,031	386
Manufactured Housing	—	—	2,392	—	—	—	2,369	—
Mixed-Use(1)	—	—	2,634	—	—	—	11,523	563
Total	$—	$—	$65,680	$4,148	$—	$—	$76,014	$4,182

(1)	Includes the impact of the deconsolidation of BSREP III investments. See above for further information.

The following table presents a sensitivity analysis to the impact of a 25 basis point movement of the discount rate and terminal capitalization or overall implied capitalization rate on fair values of the partnership’s commercial properties for the six months ended June 30, 2019, for properties valued using the discounted cash flow or direct capitalization method, respectively:

Jun. 30, 2019
(US$ Millions)	Impact on fair value of commercial properties
Core Office
United States	$806
Canada	457
Australia	219
Brazil	10
Core Retail	830
LP Investments
LP Investments- Office	289
LP Investments- Retail	140
Logistics	4
Mixed-use	118
Multifamily	187
Triple Net Lease	206
Self-storage	31
Student Housing	93
Manufactured Housing	105
Total	$3,495
The following table presents the change in the balance of financial assets and financial liabilities accounted for at fair value categorized as Level 3 as of June 30, 2019 and December 31, 2018:

	Jun. 30, 2019		Dec. 31, 2018
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of period	$767	$838	$835	$836
Acquisitions	813	—	201	—
Dispositions	(12)	—	(7)	(2)
Fair value gains, net and OCI	72	76	(14)	4
Other	(427)	—	(248)	—
Balance, end of period	$1,213	$914	$767	$838
The following table outlines financial assets and liabilities measured at fair value in the consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Jun. 30, 2019				Dec. 31, 2018
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Participating loan interests(1)	$—	$—	$—	$—	$—	$—	$268	$268
Securities - FVTPL	—	—	1,011	1,011	—	—	239	239
Securities - FVTOCI	—	—	202	202	—	—	260	260
Derivative assets	—	179	—	179	—	247	—	247
Total financial assets	$—	$179	$1,213	$1,392	$—	$247	$767	$1,014

Financial liabilities
Capital securities - fund subsidiaries	$—	$—	$874	$874	$—	$—	$813	$813
Derivative liabilities	—	396	—	396	—	340	—	340
Loan payable	—	—	40	40	—	—	24	24
Total financial liabilities	$—	$396	$914	$1,310	$—	$340	$837	$1,177

(1)	In the second quarter of 2019, the partnership reclassified its participating loan interests to assets held for sale.